Stockholders' Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Summary of Reserved Shares of Common Stock for Future Issuance

The Company’s reserved shares of common stock for future issuance related to potential conversion of the preferred stock, warrants exercise and exercise of stock options as of December 31, 2013 and September 30, 2014 are as follows:

	DECEMBER 31, 2013	SEPTEMBER 30, 2014
		(unaudited)
Series A convertible preferred stock	3,899,232	—
Series A convertible preferred stock warrants	54,716	—
Options to purchase common stock	3,640,000	4,837,486
Warrants to purchase common stock	264,000	—

	7,857,948	4,837,486